Financial risk management and financial instruments - Additional Information (Details) $ / shares in Units, £ in Millions, kr in Millions, kr in Millions, $ in Millions, $ in Millions							12 Months Ended		28 Months Ended
	Jul. 25, 2024 beneficiary_certificate shares	Aug. 23, 2021 EUR (€) shares	Aug. 23, 2021 $ / shares	Jul. 13, 2020 beneficiary_certificate shares	Jul. 01, 2019 EUR (€) shares	Jul. 01, 2019 $ / shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 AUD ($) shares	Dec. 31, 2024 GBP (£) shares	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2024 NOK (kr) shares	Dec. 31, 2024 SEK (kr) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 AUD ($) shares	Dec. 31, 2023 GBP (£) shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2023 NOK (kr) shares	Dec. 31, 2023 SEK (kr) shares	Aug. 20, 2021 EUR (€) shares	Mar. 02, 2021 USD ($)
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Amount authorized for share repurchase program																						€ 1,000,000,000
Number of shares authorized for share repurchase program (in shares) | shares																						10,000,000
Number of shares repurchased in period (in shares) | shares									469,274
Payment for repurchase of stock									€ 91,000,000
Percentage of investment in counterparties and instruments							10.00%
Portfolio maturity period							2 years 3 months
Investment maturity period							5 years
Short term investments maximum liquidity period							90 days
Credit losses on short term investments							€ 0	€ 0
Contract maximum duration							1 year
Transfers between levels							€ 0	€ 0
Warrants sold to acquire ordinary shares		€ 31,000,000			€ 15,000,000
Ordinary shares acquired trough warrants issue (in shares) | shares		800,000			800,000
Exercise price of warrants (in dollars per share) | $ / shares			$ 281.63			$ 190.09
Warrant exercise price number of times of fair market value of ordinary shares		1.3			1.3
Outstanding warrants (in shares) | shares							0	800,000	800,000	0	0	0	0	0	0	800,000	800,000	800,000	800,000	800,000	800,000
Exchangeable Notes Due 2026
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount | $																							$ 1,500,000,000
Borrowings, interest rate																							0.00%
Additional notional amount option | $																							$ 200,000,000
Binomial option pricing model weight							50.00%			50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Borrowing instrument weight							50.00%			50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Tencent Music Entertainment Group
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, percent							10.00%
Non-controlling equity interest percentage							9.00%
D.G.E Investments Limited | Key management personnel of entity or parent
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Number of shares issued during period (in shares) | shares	118,891			1,084,043
Number of beneficiary certificates issued | beneficiary_certificate	1,188,910			10,840,430
Number of warrants effectively net settled (in shares) | shares	800,000			1,600,000
Foreign Exchange Forwards | Cash Flow Hedges
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount										$ 174,000,000	$ 732	£ 980	$ 682	kr 1,618	kr 2,715	$ 154,000,000	$ 670	£ 915	$ 590	kr 1,650	kr 2,722
Foreign Exchange Forwards | Revenue | Cash Flow Hedges
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount							€ 1,609,000,000	€ 1,414,000,000	€ 1,414,000,000	102,000,000	447	607	420	983	1,648	88,000,000	391	536	347	994	1,646
Foreign Exchange Forwards | Cost of revenue | Cash Flow Hedges
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount							1,014,000,000	991,000,000	991,000,000	$ 72,000,000	$ 285	£ 373	$ 262	kr 635	kr 1,067	$ 66,000,000	$ 279	£ 379	$ 243	kr 656	kr 1,076
Bottom of Range | Tencent Music Entertainment Group
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Value of the long term investment							1,395,000,000	1,039,000,000	1,039,000,000
Top of Range | Tencent Music Entertainment Group
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Value of the long term investment							€ 1,705,000,000	€ 1,270,000,000	1,270,000,000
Currency risk
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, percent							10.00%	10.00%
Reasonably possible change in risk variable, impact on equity							€ 207,000,000	€ 127,000,000
Interest rate risk
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, percent							1.00%	1.00%
Reasonably possible change in risk variable, impact on pre-tax earnings							€ 54,000,000	€ 40,000,000
Equity price risk
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, percent							10.00%
Reasonably possible change in risk variable, impact on equity							€ 33,000,000
Equity price risk | Exchangeable Notes Due 2026
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, percent							10.00%
Equity price risk | Warrants
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, percent							10.00%
Equity price risk | Bottom of Range
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, impact on equity								17,000,000
Equity price risk | Bottom of Range | Exchangeable Notes Due 2026
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, range of fair values							€ 1,509,000,000
Equity price risk | Bottom of Range | Warrants
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, range of fair values								2,000,000	2,000,000
Equity price risk | Top of Range
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, impact on equity								18,000,000
Equity price risk | Top of Range | Exchangeable Notes Due 2026
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, range of fair values							€ 1,575,000,000
Equity price risk | Top of Range | Warrants
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, range of fair values								6,000,000	6,000,000
Volatility risk | Exchangeable Notes Due 2026
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, percent							10.00%
Volatility risk | Bottom of Range | Exchangeable Notes Due 2026
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, range of fair values							€ 1,512,000,000
Volatility risk | Top of Range | Exchangeable Notes Due 2026
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, range of fair values							€ 1,567,000,000
Credit risk | Exchangeable Notes Due 2026
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, percent							1.00%
Credit risk | Bottom of Range | Exchangeable Notes Due 2026
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, range of fair values							€ 1,544,000,000
Credit risk | Top of Range | Exchangeable Notes Due 2026
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, range of fair values							1,534,000,000
Financial Credit Risk
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Cash and cash equivalents and short term investments							€ 7,448,000,000	€ 4,214,000,000	€ 4,214,000,000